Reinsurance (Tables)	12 Months Ended
Dec. 31, 2023
Reinsurance Disclosures [Abstract]
Schedule of effects of reinsurance agreements
The effect of our reinsurance agreements on premiums written and earned is as follows:

	For the years ended December 31,
	2023	2022	2021
	(In Thousands)
Net premiums written
Direct	$619,670	$577,926	$557,050
Ceded (1)	(139,130)	(117,680)	(88,539)
Net premiums written	$480,540	$460,246	$468,511

Net premiums earned
Direct	$650,411	$594,127	$536,630
Ceded (1)	(139,643)	(118,861)	(92,336)
Net premiums earned	$510,768	$475,266	$444,294
(1)    Net of profit commission.
The following table shows amounts related to the QSR Transactions:

	As of and for the years ended December 31,
	2023	2022	2021
	(In Thousands)
Ceded risk-in-force	$12,626,541	$12,617,169	$8,194,604
Ceded premiums earned	(167,331)	(143,747)	(110,140)
Ceded claims and claim expenses	7,436	1,620	3,233
Ceding commission earned	39,211	32,314	23,473
Profit commission	90,006	80,714	59,104

Schedule of ILN transactions
The following table presents the inception date, covered production period, initial and current reinsurance coverage amount, and initial and current first layer retained aggregate loss under each outstanding ILN Transaction. Current amounts are presented as of December 31, 2023.

($ values in thousands)	Inception Date	Covered Production	Initial Reinsurance Coverage	Current Reinsurance Coverage	Initial First Layer Retained Loss	Current First Layer Retained Loss (1)
2019 ILN Transaction	July 30, 2019	6/1/2018 – 6/30/2019	$326,905	$159,476	$123,424	$121,751
2020-2 ILN Transaction	October 29, 2020	4/1/2020 – 9/30/2020 (2)	242,351	55,792	121,777	121,177
2021-1 ILN Transaction	April 27, 2021	10/1/2020 – 3/31/2021 (3)	367,238	217,630	163,708	163,394
2021-2 ILN Transaction	October 26, 2021	4/1/2021 – 9/30/2021 (4)	363,596	310,567	146,229	145,858
(1)    NMIC applies claims paid on covered policies against its first layer aggregate retained loss exposure and cedes reserves for incurred claims and claim expenses to each applicable ILN Transaction and recognizes a reinsurance recoverable if such incurred claims and claim expenses exceed its current first layer retained loss.
(2)     Approximately 1% of the production covered by the 2020-2 ILN Transaction has coverage reporting dates between July 1, 2019 and March 31, 2020.
(3)    Approximately 1% of the production covered by the 2021-1 ILN Transaction has coverage reporting dates between July 1, 2019 and September 30, 2020.
(4)    Approximately 2% of the production covered by the 2021-2 ILN Transaction has coverage reporting dates between July 1, 2019 and March 31, 2021.

Schedule of XOL transactions
The following table presents the inception date, covered production period, initial and current reinsurance coverage amount, and initial and current first layer retained aggregate loss under each outstanding XOL Transaction. Current amounts are presented as of December 31, 2023.

($ values in thousands)	Inception Date	Covered Production	Initial Reinsurance Coverage	Current Reinsurance Coverage	Initial First Layer Retained Loss	Current First Layer Retained Loss (1)
2022-1 XOL Transaction	April 1, 2022	10/1/2021 – 3/31/2022 (2)	$289,741	$253,252	$133,366	$133,123
2022-2 XOL Transaction	July 1, 2022	4/1/2022 – 6/30/2022 (3)	154,306	152,347	78,906	78,736
2022-3 XOL Transaction	October 1, 2022	7/1/2022 – 9/30/2022	96,779	96,197	106,265	106,265
2023-1 XOL Transaction	January 1, 2023	10/1/2022 – 6/30/2023	89,864	88,351	146,513	146,348
2023-2 XOL Transaction (4)	July 1, 2023	7/1/2023 – 12/31/2023	71,602	71,602	113,372	113,372
(1)    NMIC applies claims paid on covered policies against its first layer aggregate retained loss exposure and cedes reserves for incurred claims and claim expenses to each applicable XOL Transaction and recognizes a reinsurance recoverable if such incurred claims and claim expenses exceed its current first layer retained loss.
(2)     Approximately 1% of the production covered by the 2022-1 XOL Transaction has coverage reporting dates between October 21, 2019 and September 30, 2021.
(3)     Approximately 1% of the production covered by the 2022-2 XOL Transaction has coverage reporting dates between January 4, 2021 and March 31, 2022.
(4)    The 2023-2 XOL Transaction provides coverage for production generated between July 1, 2023 and December 31, 2023. The current reinsurance coverage and current first layer retained loss will decrease in future periods to the extent the PMIERs minimum required assets of the covered pool declines.